Reinsurance (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Insurance [Abstract]
Life insurance recoveries on ceded reinsurance contracts	$ 302	$ 252	$ 324
Premium income subject to participation through reinsurance, percentage	31.00%
Ceded premiums written	94	106	129
Ceded premiums written, accident and health	177	191	205
Reinsurance effect on claims and benefits incurred, amount ceded	$ 58	$ 61	$ 54